Line of Credit and Notes Payable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	$ 2,428,880	$ 220,000
Less: current portion	(928,280)	(220,000)
Less fair value adjustment for debt	(906,659)
Total notes payable and line of credit, net of current portion	593,941
Note payable issued November 29, 2021 (Face Value: $654,044)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	336,983
Line of credit issued November 29, 2021 (Face Value: $500,000)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	456,097
Note payable issued December 1, 2021 (Face Value: $1,500,700)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	1,500,600
Note payable issued January 12, 2023 (Face Value: $220,000)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount		$ 220,000
Note payable issued August 3, 2023 (Face Value: $33,000)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	33,000
Note payable issued August 18, 2023 (Face Value: $64,000)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	64,000
Note payable issued November 13, 2023 (Face Value: $22,000)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	22,000
Note payable issued January 14, 2024 (Face Value: $16,200)
Line of Credit and Notes Payable
Line of credit and notes payable, less current portion, net of discount	$ 16,200